License Agreements	9 Months Ended
Sep. 30, 2024
License Agreements [Abstract]
License Agreements	License Agreements
License Agreement with The University of North Carolina
In May 2019, Neurogene entered into an Exclusive License Agreement with the University of North Carolina at Chapel Hill (“UNC”) to obtain an exclusive, worldwide, royalty bearing license, with the right to grant sublicenses under certain patents to make, use, or sell products covered by such patents for prevention or treatment of disease or medical or genetic conditions, including CLN5 Batten disease or other diseases from dysfunction of the CLN5 gene. The Company is obligated to pay UNC up to $1.7 million in sales-related milestones for licensed products based on annual sales of the licensed product in excess of defined thresholds and low single-digit percentage royalties on net sales of licensed product for as long as there is a valid patent claim under the patent rights. Neurogene is also required to reimburse any patent expenses, as well as pay a nonrefundable annual maintenance fee which, when royalties become due and payable, will be creditable against such royalties. The annual license fee was $4,000 for each of the years ended December 31, 2023 and 2022.
License Agreement with The University of Edinburgh
In January 2020, Neurogene entered into an Option Agreement (the “Edinburgh Option Agreement”) with the University Court of the University of Edinburgh (“University of Edinburgh”) for an option to license certain patents covering the EXACT technology (the “Licensed Technology”). To secure the option, Neurogene was solely required to pay the costs associated with the filing, preparing, prosecution and maintenance of the patents covering the Licensed Technology during the option period. No other payments were payable under the Edinburgh Option Agreement. Neurogene subsequently exercised the option under the Edinburgh Option Agreement and then entered into the Master Collaboration Agreement (“MCA”) discussed below, and which superseded the Edinburgh Option Agreement.
In December 2020, University of Edinburgh and Neurogene entered into the MCA. Under the MCA, Neurogene and University of Edinburgh agreed to collaborate on certain research and development projects (“Projects”) and Neurogene agreed to provide funding for such Projects for a 40-month initial term, which term may be extended by mutual agreement. In exchange for such funding, University of Edinburgh granted Neurogene the option to exclusively license any intellectual property arising from such Projects. If Neurogene exercises an exclusive option for a particular Project, Neurogene will enter into a separate exclusive license agreement on its own terms with University of Edinburgh. Under the MCA, Neurogene is obligated to pay semi-annual installment payments relating to funding of costs for personnel and lab consumables for the 40-month period. Either party may terminate the MCA for convenience upon 90 days’ notice. If Neurogene terminates the MCA, it would be responsible for all non-cancellable costs and commitments related to any particular Project and any and all funding costs for any person working on such Project. The expense recorded for the years ended December 31, 2023 and 2022 was $1.6 million and $1.1 million, respectively.
In March 2022, Neurogene exercised its option through the collaboration under the MCA, and entered into a License Agreement (the “March 2022 Edinburgh License Agreement”) with University of Edinburgh, pursuant to which Neurogene licensed certain patents and know-how related to the EXACT technology and optimized MECP2 cassettes on an exclusive basis. Under the March 2022 Edinburgh License Agreement, Neurogene obtained an exclusive, worldwide license to the licensed patents to develop, manufacture, supply, sell, and commercialize any products that utilize the licensed patents (the “Licensed Products”) in exchange for low single-digit percentage royalties on future commercial net sales of the Licensed Products. Royalties are payable on a Licensed Product-by-Licensed Product and country-by-country basis until the latter of the expiration of the last licensed patent covering such Licensed Product in the country where the Licensed Product is sold, or, if no licensed patent exists or has expired in such country, then ten years from first commercial sale of such Licensed Product in such country. In connection with the license, Neurogene is also obligated to pay the University of Edinburgh up to $5.25 million in regulatory-related milestones and up to $25 million in sales-related milestones based on annual net sales of Licensed Products in excess of defined thresholds. During the year ended December 31, 2023, the Company expensed $0.3 million for a milestone related to the first patient dosing in the Phase 1/2 Rett study.
In November 2023, Neurogene and University of Edinburgh amended the MCA. Under the amended MCA, Neurogene and University of Edinburgh agreed to continue collaborating on certain Projects and Neurogene agreed to provide funding for such Projects through December 2026 or an additional 33 months. Neurogene is obligated to pay semi-annual installment payments relating to funding of costs for personnel and lab consumables for the entire period.
License Agreement with the University of North Carolina and University of Pennsylvania
In July 2020, the Company entered into an exclusive license agreement with the University of North Carolina and University of Pennsylvania, or the Universities, to further develop and commercialize the licensed technology for the Optimized GALC Genes and Expression Cassettes. The Company also has the right to sublicense the technology. The Company made an upfront payment to the Universities of $0.5 million that was immediately expensed within research and development expenses as the license has no alternative future use. On an on-going basis, the Company is obligated to pay for future patent costs incurred, and such costs were immaterial for the years ended December 31, 2023 and December 31, 2022. During the year ended December 31, 2022, the Company paid the University of North Carolina a $0.5 million milestone payment after receipt of the Rare Pediatric Disease Designation of NGN-201 from the FDA for Krabbe disease. An annual license maintenance fee is also payable commencing on the first anniversary of the effective date. The amount of the license fee was approximately $0 and $0.02 million for the years ended December 31, 2023 and 2022, respectively. In October 2023, the Company terminated the license agreement.
License Agreement with Virovek
In September 2020, Neurogene entered into a Non-Exclusive License Agreement with Virovek, Inc., pursuant to which Neurogene has a license to use certain patents and know-how on a non-exclusive basis related to Neurogene’s baculovirus (“baculo”) process in exchange for low single-digit percentage royalties on future commercial net sales of each product using the baculo process, development milestone payments of up to $0.2 million in the aggregate, and a nonrefundable annual license fee. During the year ended December 31, 2023, the Company recorded a milestone expense of $0.1 million for first filing of the IND filed in connection with the Company’s Rett syndrome program. The license fee expense for each of the years ended December 31, 2023 and 2022 was $0.05 million.
License Agreement with Sigma-Aldrich Co
In January 2023, Neurogene entered into a Non-Exclusive License Agreement with Sigma-Aldrich Co. LLC, pursuant to which Neurogene has a license to certain patents and know-how on a non-exclusive basis related to certain cell lines used in Neurogene’s baculo process in exchange for a small annual fee on a product-by-product basis, payable once the first product candidate enters the clinic. In addition, on a product-by-product basis, Neurogene is obligated to pay up to $2.5 million in the aggregate for development-related milestones. During the year end ended December 31, 2023, the Company recorded the expense for the initial annual license fee of approximately $0.06 million.
No expenses were recorded related to other in-process license agreements during the years ended December 31, 2023 and 2022, respectively. None will be due under these agreements unless and until certain development milestones are reached.
Licenses
License Agreement with The University of North Carolina
In May 2019, Neurogene entered into an Exclusive License Agreement with the University of North Carolina at Chapel Hill (“UNC”) to obtain an exclusive, worldwide, royalty bearing license, with the right to grant sublicenses under certain patents to make, use, or sell products covered by such patents for prevention or treatment of disease or medical or genetic conditions, including CLN5 Batten disease or other diseases from dysfunction of the CLN5 gene. The Company is obligated to pay UNC up to $1.7 million in sales-related milestones for licensed products based on annual sales of the licensed product in excess of defined thresholds and low single-digit percentage royalties on net sales of licensed product for as long as there is a valid patent claim under the patent rights. Neurogene is also required to reimburse any patent expenses, as well as pay a nonrefundable annual maintenance fee which, when royalties become due and payable, will be creditable against such royalties. During the year ended December 31, 2021, the FDA granted Orphan Drug Designation for CLN5 and the Company made a milestone payment of $15,000 to UNC. During the year ended December 31, 2022, the Company dosed its first patient in a Phase 1 CLN5 study and made a milestone payment of $30,000 to UNC. The annual license fee was $4,000 for each of the nine months ended September 30, 2024 and 2023. In November 2024, the Company announced that it does not expect to move forward with the NGN-101 CLN5 Batten disease gene therapy program at this time due to the FDA’s denial for the Company’s RMAT application. The Company is currently evaluating options for the program.
License Agreement with The University of Edinburgh
In December 2020, the University Court of the University of Edinburgh (the “University of Edinburgh”) and Neurogene entered into the Master Collaboration Agreement (“MCA”). Under the MCA, Neurogene and the University of Edinburgh agreed to collaborate on certain research and development projects (“Projects”) and Neurogene agreed to provide funding for such Projects for a 40-month initial term, which term was extended in November 2023 for an additional 33 months and may be further extended by mutual agreement. In exchange for such funding, the University of Edinburgh granted Neurogene the option to exclusively license any intellectual property arising from such Projects. If Neurogene exercises an exclusive option for a particular Project, Neurogene will enter into a separate exclusive license agreement on its own terms with the University of Edinburgh. Under the
MCA, Neurogene is obligated to pay semi-annual installment payments relating to funding of costs for personnel and lab consumables for the 40-month period. Either party may terminate the MCA for convenience upon 90 days’ notice. If Neurogene terminates the MCA, it would be responsible for all non-cancellable costs and commitments related to any particular Project and any and all funding costs for any person working on such Project.
In March 2022, Neurogene exercised its option through the collaboration under the MCA and entered into a License Agreement (the “March 2022 Edinburgh License Agreement”) with University of Edinburgh, pursuant to which Neurogene licensed certain patents and know-how related to the EXACT technology and optimized MECP2 cassettes on an exclusive basis. Under the March 2022 Edinburgh License Agreement, Neurogene obtained an exclusive, worldwide license to the licensed patents to develop, manufacture, supply, sell, and commercialize any products that utilize the licensed patents (the “Licensed Products”) in exchange for low single-digit percentage royalties on future commercial net sales of the Licensed Products. Royalties are payable on a Licensed Product-by-Licensed Product and country-by-country basis until the latest of the expiration of the last licensed patent covering such Licensed Product in the country where the Licensed Product is sold, or, if no licensed patent exists or has expired in such country, then ten years from first commercial sale of such Licensed Product in such country. In connection with the license, Neurogene is also obligated to pay the University of Edinburgh up to $5.3 million in regulatory-related milestones and up to $25.0 million in sales-related milestones based on annual net sales of Licensed Products in excess of defined thresholds. During the nine months ended September 30, 2023, the Company expensed $0.3 million for a milestone related to the first patient dosing in the Phase 1/2 trial for Rett syndrome.
For the nine months ended September 30, 2024 and 2023, the expense recorded by the Company related to the MCA was $1.1 million and $0.9 million, respectively.
License Agreement with Virovek
In September 2020, Neurogene entered into a Non-Exclusive License Agreement with Virovek, Inc., pursuant to which Neurogene has a license to use certain patents and know-how on a non-exclusive basis related to Neurogene’s baculovirus (“baculo”) process in exchange for low single-digit percentage royalties on future commercial net sales of each product using the baculo process, development milestone payments of up to $0.2 million in the aggregate, and a nonrefundable annual license fee. During the nine months ended September 30, 2023, the Company recorded a milestone expense of $0.1 million for the Rett Syndrome Investigational New Drug filing.
License Agreement with Sigma-Aldrich Co
In January 2023, Neurogene entered into a Non-Exclusive License Agreement with Sigma-Aldrich Co. LLC, pursuant to which Neurogene has a license to certain patents and know-how on a non-exclusive basis related to certain cell lines used in Neurogene’s baculo process in exchange for a small annual fee on a product-by-product basis, payable once the first product candidate enters the clinic. In addition, on a product-by-product basis, Neurogene is obligated to pay up to $2.5 million in the aggregate for development-related milestones. The Company recorded a license expense of $60,000 for each of the nine months ended September 30, 2024 and 2023.
No expenses were recorded related to other in-process license agreements during the nine months ended September 30, 2024 and 2023. None will be due under these agreements unless and until certain development milestones are reached.
License Agreement with Stanford
In August 2024, the Company entered into a Nonexclusive License Agreement with the Board of Trustees of Leland Stanford Junior University (the “Stanford License Agreement”) to license, on a non-exclusive basis, certain biological materials used by the Company in the manufacturing process of Neurogene’s product candidates, including NGN-401. Over the 10-year term of the Stanford License Agreement, the Company is obligated to pay up to $0.5 million in licensing fees. The Company recorded a license expense of $50,000 for the nine months ended September 30, 2024.